Note 9 - Stockholders' Equity - Number of Restricted Stock Units Granted, Vested, Forfeited and Outstanding (Details) - Restricted Stock Units (RSUs) [Member]	9 Months Ended
Sep. 30, 2020 $ / shares shares
Outstanding January 1, 2020 (in shares) | shares
Outstanding January 1, 2020, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares
Granted (in shares) | shares	289,013
Granted, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	$ 12.11
Vested (in shares) | shares
Vested, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares
Forfeited (in shares) | shares
Forfeited, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares
Outstanding September 30, 2020 (in shares) | shares	289,013
Outstanding September 30, 2020, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	$ 12.11